Retirement Benefit Plans - Summary of Maturity Analysis of Undiscounted Pension Benefit (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 13,337,318	$ 434,017	$ 15,755,564
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	646,243	21,030	561,812
1-5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	2,760,990	89,847	2,593,560
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 9,930,085	$ 323,140	$ 12,600,192